Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Disclosure of Other Current Assets

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$
Prepayments*	1,403,277	1,685,659
Security deposit	34,822	57,164
Accrued interest	98,036	36,893

	1,536,135	1,779,716

*	Prepayments are largely in relation to the prepaid insurance and deposits paid to organizations involved in the clinical trials.